Land, Buildings, Equipment, and Other Depreciable Assets - Summary of Right of Use Assets (Detail) - Gross carrying amount [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 735
Depreciation	(591)
Reassessments, modifications, and variable lease payment adjustments	200
Foreign currency translation adjustments and other	(124)	$ (18)
Balance at end of year	4,819
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	(20)
Foreign currency translation adjustments and other	32
Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,463
Balance at end of year		4,463
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,463
Balance at end of year		4,463
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2
Depreciation	(98)
Reassessments, modifications, and variable lease payment adjustments	14
Foreign currency translation adjustments and other	(19)	(12)
Balance at end of year	956
Land [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	(2)
Foreign currency translation adjustments and other	13
Land [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,027
Balance at end of year		1,027
Land [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,027
Balance at end of year		1,027
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	733
Depreciation	(476)
Reassessments, modifications, and variable lease payment adjustments	186
Foreign currency translation adjustments and other	(105)	(10)
Balance at end of year	3,821
Buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	(18)
Foreign currency translation adjustments and other	19
Buildings [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,377
Balance at end of year		3,377
Buildings [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,377
Balance at end of year		3,377
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(17)
Foreign currency translation adjustments and other	4
Balance at end of year	42
Computer equipment [member] | Impact on Initial Application of IFRS16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	59
Balance at end of year		59
Computer equipment [member] | Increase (decrease) due to application of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 59
Balance at end of year		$ 59